As filed with the Securities and Exchange Commission April 27, 2001

                                                        Registration No. 2-10694
                                                                        811-0091
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------
                                    FORM S-6
                                   ----------

                       POST-EFFECTIVE AMENDMENT NO. 42 TO
                      REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                                   ----------

A.   Exact name of Trust:

     PILGRIM CORPORATE LEADERS TRUST FUND

B.   Name of depositor:


     ING PILGRIM INVESTMENTS, LLC


C.   Complete address of depositor's principal executive offices:


                          ING Pilgrim Investments, LLC
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258


D.   Name and address of agent for service:


                                James M. Hennessy
                      Pilgrim Corporate Leaders Trust Fund
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                                 With a copy to:
                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street N.W.
                              Washington, DC 20006

E.   Amount of filing fee:


     The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 2000 was filed on March 27, 2001.


F.   Approximate date of proposed public offering:


     It is proposed that this filing will become effective May 1, 2001 pursuant to paragraph (b) of Rule 485.

================================================================================

                      PILGRIM CORPORATE LEADERS TRUST FUND

                              CROSS-REFERENCE SHEET

    Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933.

  (Form N-8B-2 Items required by Instructions as to the Prospectus in Form S-6)


Form N-8B-2                                             Form S-6
Item Number                                      Heading in Prospectus
-----------                                      ---------------------

I.  Organization and General Information

    1. (a) Name of Trust and Tax I.D. Number     Description of the Trust
       (b) Title of securities issued            Description of the Trust

    2.   Name and address of each depositor      Cover

    3.   Name and address of trustee             Cover


    4.   Name and address of principal           Miscellaneous
         underwriter


    5.   State of organization of Fund           Description of the Trust

    6.   Execution and termination of            Highlights; Amendment and
         trust indenture                         Termination

    7.   Changes of Name                         Description of the Trust

    8.   Fiscal Year                             Miscellaneous


    9.   Litigation                              *

II. General Description of the Trust and Securities of the Trust

   10.   (a) Registered or bearer                How to Purchase Participations
         (b) Cumulative or distributive          Shareholder Services
             securities
         (c) Redemption                          How to Redeem Participations
         (d) Conversion, transfer, etc.          Shareholder Services
         (e) Periodic Payment Plan               *
         (f) Voting Rights                       Amendment and Termination

Form N-8B-2                                             Form S-6
Item Number                                      Heading in Prospectus
-----------                                      ---------------------

         (g)  Notice to holders                  Amendment and Termination
         (h)  Consents required                  Amendment and Termination
         (i)  Other provisions                   *

11.  Type of securities comprising a Unit        Description of the Trust

12.  Certain information regarding               *
     periodic payment certificates


13.      (a) Load, fees, expenses, etc.          How to Purchase Participations
         (b) Certain information                 *
             regarding periodic
             payment certificates
         (c) Certain percentages                 How to Purchase Participations
         (d) Certain differences in prices       How to Purchase Participations
         (e) Certain other fees, etc.            How to Purchase Participations
             payable by holders
         (f) Certain other profits               Miscellaneous
         (g) Ratio of annual charges to income   *

14. Issuance of trust's securities               How to Purchase Participations


15. Receipt and handling of payments from        Description of the Trust
    purchasers

16. Acquisition and disposition of               Description of the Trust
    underlying securities


17. Withdrawal or redemption                     How to Redeem Participations

18.     (a)  Receipt, custody and                Shareholder Services
             disposition of income
        (b)  Reinvestment of distributions       Shareholder Services
        (c)  Reserves or special funds           Shareholder Services
        (d)  Schedule of distributions           Nonstandardized Investment
                                                 Return

19. Records, accounts and reports                How to Purchase Participations

20. Certain miscellaneous
    provisions of trust agreement
    (a)  Amendment                               Amendment and Termination
    (b)  Termination                             Amendment and Termination
    (c)&(d) Trustee, removal and successor       Resignation, Removal, etc.
    (e)&(f) Depositor, removal and successor     Resignation, Removal, etc.


21.  Loans to security holders                    *

Form N-8B-2                                             Form S-6
Item Number                                      Heading in Prospectus
-----------                                      ---------------------

22.  Limitations on Liability                    Resignation, Removal, etc.

23.  Bonding arrangements                        *

24.  Other material provisions of
     trust agreement                             Miscellaneous


III. Organization, Personnel and Affiliated
     Persons of Depositor


25.  Organization of depositor                   Miscellaneous

26.  Fees received by depositor                  Miscellaneous

27.  Business of depositor                       Miscellaneous

28.  Certain information as to                   Miscellaneous
     officials and affiliated
     persons of depositor

29.  Voting securities of depositor              Miscellaneous

30.  Persons controlling depositor               Miscellaneous

31.  Payments by depositor for                   *
     certain services

32.  Payments by depositor for                   *
     certain other services
     rendered to trust

33.  Remuneration of employees of                *
     depositor for certain services
     rendered to trust

34.  Remuneration of other persons               *
     for certain services rendered
     to trust

IV.  Distribution and Redemption of Securities


35.  Distribution of trust's                     How to Purchase Participations
     securities by states


36.  Suspension of sales of trust's              *
     securities

37.  Revocation of authority to                  *
     distribute

38.  (a)  Method of distribution                 *
     (b)  Underwriting agreements                *
     (c)  Selling agreements                     *

Form N-8B-2                                             Form S-6
Item Number                                      Heading in Prospectus
-----------                                      ---------------------

39.  (a)  Organization of principal              Miscellaneous
          underwriters
     (b)  N.A.S.D. membership of
          principal underwriters                 Miscellaneous


40.  Certain fees received by                    How to Purchase Participations;
     principal underwriters                      Miscellaneous


41.  (a)  Business of principal underwriters     Miscellaneous
     (b)  Branch officers of principal
          underwriters                           *
     (c)  Salesmen of principal
          underwriters                           *

42.  Ownership of trust's securities by          Miscellaneous
     certain persons

43.  Certain brokerage commissions
     by principal underwriters                   *


44.  (a)  Method of valuation                    How to Redeem Participations
     (b)  Schedule as to offering price          Financial Highlights
     (c)  Variation in offering price to
          certain persons                        How to Purchase Participations


45.  Suspension of redemption rights             How to Redeem Participations

46.  (a)  Redemption valuation                   How to Redeem Participations
     (b)  Schedule as to redemption price        How to Redeem Participations

47.  Maintenance of position in                  *
     underlying securities

V.  Information Concerning the Trustee or Custodian

48.  Organization and regulation of              Miscellaneous
     trustee

49.  Fees and expenses of trustee                Miscellaneous

50.  Trustee's lien                              *

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of                     *
     Trust's securities

Form N-8B-2                                             Form S-6
Item Number                                      Heading in Prospectus
-----------                                      ---------------------

VII.  Policy of Registrant

52.  (a)  Provisions of trust                    Description of the Trust
          agreement with respect to
          selection or elimination
          of underlying securities
     (b)  Transactions involving                 Description of the Trust
          elimination of underlying
          securities
     (c)  Policy regarding                       Description of the Trust
          substitution elimination
          of underlying securities
     (d)  Fundamental policy not                 *
          otherwise covered

53.       Tax status of trust                    Taxation

VIII.  Financial and Statistical Information


54.  Fund's securities during last               Financial Highlights
     ten years


55.  Certain information regarding               *
     periodic payment certificates

56.  Certain information regarding               *
     periodic payment certificates

57.  Certain information regarding               *
     periodic payment certificates

58.  Certain information regarding               *
     periodic payment certificates

59.  Financial statements                        Financial Statements
     (Instruction 1(c) Form S-6)

----------
* Not Applicable

[LOGO]                                                         Prospectus

                                   May 1, 2001

                                    Series B

                                                               Pilgrim
                                                               Corporate Leaders
                                                               Trust Fund


This prospectus contains important information about investing in Pilgrim Corporate Leaders Trust Fund. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will achieve its objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Highlights ................................................................   2

Description of the Trust ..................................................   2

Financial Highlights.......................................................   4

How to Purchase Participations ............................................   5

How to Redeem Participations ..............................................   6

Shareholder Services ......................................................   8

Exchange Privilege ........................................................   8

Systematic Exchange Privilege..............................................   8

Taxation ..................................................................  10

Investment Return .........................................................  11

Amendment and Termination .................................................  11

Resignation, Removal and Limitations on Liability of Sponsor ..............  12

Miscellaneous .............................................................  12

Nonstandard Investment Return..............................................  16

Financial Statements.......................................................  17

                          PROSPECTUS DATED MAY 1, 2001

                            PILGRIM CORPORATE LEADERS
                                   TRUST FUND

                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                      Shareholder Services: 1-800-992-0180

               24 Hour Account Information: 1-800-992-0180

--------------------------------------------------------------------------------

     Pilgrim Corporate Leaders Trust Fund (the "Trust") was created in 1935 with the objective of seeking long term capital growth and income through investment generally in an equal number of shares of the common stocks of a fixed list of American blue chip corporations. See "Description of the Trust" on page 2. Currently, the Trust is invested in twenty-five such corporations including Eastman Kodak, General Electric, Exxon Mobil, Sears Roebuck and Citigroup. Investments in these corporations, while having potential for long term capital growth and income, may be considered conservative investments. The value of participations of the Trust will fluctuate with the market value of the underlying portfolio securities.


     The  minimum  initial   purchase   requirement  is  $1,000  and  additional
investments must be at least $50. Participations are sold without a sales or redemption charge.

--------------------------------------------------------------------------------


                      Sponsor: ING Pilgrim Investments, LLC
                               7337 East Doubletree Ranch Road
                               Scottsdale, Arizona 85258


                      Trustee: State Street Bank and Trust Company
                               225 Franklin Street
                               Boston, Massachusetts 02110

     Participations are not deposits or obligations of (or endorsed or guaranteed by) any bank, nor are they federally insured or otherwise protected by the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency. Investing in the Trust involves investment risks, including the possible loss of principal, and the value and return of participations will fluctuate.

--------------------------------------------------------------------------------



              READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

                                   HIGHLIGHTS

THE TRUST AND ITS OBJECTIVE


     The Trust was created in 1935 with the objective of seeking long term capital growth and income through investment in an equal number of shares of common stock of a fixed list of American blue chip corporations. Currently the Trust is invested in twenty-five such corporations. There can be no assurance that the Trust's objective will be achieved. See "Description of the Trust" herein.


PUBLIC OFFERING PRICE

     The initial purchase requirement for an investment in the Trust is $1,000 and additional investments must be at least $50. Investors receive a fractional undivided interest in and ownership of the Trust Fund and Distributive Fund described below which is called a participation. Participations are offered at a price equal to the net asset value next determined after an order is received.

SPECIAL CONSIDERATIONS

     The value of a participation fluctuates with the market value of the underlying portfolio securities of the Trust. The dividend income, if any, from the portfolio securities is subject to fluctuation which in turn will affect the amounts of distributions made to participants. An investor in the Trust has no assurance against loss in a declining market, and redemption at a time when the market value of the participations is less than their cost will result in a loss to the investor.

SEMI-ANNUAL DISTRIBUTIONS


     Semi-annual  distributions  on  June  30  and  December  31  of  each  year
("Distribution Date") will be reinvested at net asset value in additional participations of the Trust unless the participant notifies the Trustee to pay such distributions in cash.


TAXATION


     For Federal income tax purposes, (1) the Trust will be treated as a fixed investment trust and will not be subject to Federal income tax, (2) each participant will be treated as the owner of his pro rata portion of the common stock of the corporations held by the Trust, (3) each participant will be required to include in his gross income his pro rata portion of the dividends and interest received by the Trust (including the amounts of such dividends and interest that are not distributed to participants but are used to pay the fees and expenses of the Trust), at the time such dividends and interest are received by the Trust, not at the later time such dividends and interests are distributed to participants or reinvested in additional participations, and (4) each individual participant who itemizes deductions may deduct his pro rata portion of the fees and expenses of the Trust only to the extent such amount, together with his other miscellaneous itemized deductions, exceeds 2% of his adjusted gross income. See "Taxation" herein.


THE INDENTURE


     The Amended and Restated Indenture is effective as of November 14, 1989, as amended on April 23, 1993 and June 1, 1998 (the "Indenture"). Both the Indenture and the Trust will terminate on November 30, 2100.


                            DESCRIPTION OF THE TRUST

     Corporate Leaders Trust Fund was created under New York Law by an Indenture dated November 18, 1935, as amended and supplemented, between Empire Trust Company (now The Bank of New York by merger) as Trustee, and Corporate Leaders of America, Inc., as Sponsor. On October 29, 1971, Corporate Leaders of America, Inc. was merged into Piedmont Capital Corporation, which designated Manlex Corporation as Sponsor of the Trust on March 25, 1981. On October 31, 1988 holders of Corporate Leaders Trust Fund Certificates Series B voted to approve an Amended and Restated Indenture which, among other things, designated Lexington Management Corporation, the parent company of Manlex Corporation, as Sponsor, and changed the name to Lexington Corporate Leaders Trust Fund (Federal I.D. #13-6061925). Subsequently, on July 26, 2000, Lexington Global Asset

Managers, Inc., the parent company of Lexington Management Corporation, was acquired by ReliaStar Financial Corp. ("ReliaStar") and Pilgrim Investments, Inc., an indirect wholly-owned subsidiary of ReliaStar, was designated the Sponsor of the Trust. Consequently, the Trust's name was changed to Pilgrim Corporate Leaders Trust Fund. On September 1, 2000, ING Groep N.V. (NYSE: ING) ("ING Group") acquired ReliaStar and subsequently Pilgrim Investments, Inc. changed its name to ING Pilgrim Investments, Inc. On February 26, 2001, ING Pilgrim Investments, Inc. merged into ING Pilgrim Investments, LLC ("ING Pilgrim Investments"). Holders of Corporate Leaders Trust Fund Certificates Series A continue to be governed by the initial Indenture. This Prospectus pertains solely to Pilgrim Corporate Leaders Trust Fund (Certificates Series B) (herein referred to as the "Trust"). All discussions herein of articles and sections of the Indenture refer to the Amended and Restated Indenture (the "Indenture").


     The Trust is comprised of a Trust Fund and a Distributive Fund. The Trust Fund is composed of stock units, each unit consisting of one share of common stock of each of the twenty-five corporations (except with respect to shares received from spin-offs of existing portfolio securities -- see discussion below) and such cash as may be available for the purchase of stock units. Cash received on sales of participations (excluding the portion thereof, if any, attributable to the value of, and therefore deposited in, the Distributive
Fund), including distributions by the Trust which are reinvested in additional participations under the Distribution Reinvestment Program described herein, is held in the Trust Fund without interest until receipt of sufficient cash to purchase at least one hundred stock units. To the extent monies remain uninvested in the Trust, the Trustee will derive a benefit therefrom.

     All dividends and any other cash distributions received by the Trust with respect to the common stock held in the Trust Fund are deposited in the Distributive Fund. Any non-cash distributions received by the Trust with respect to the common stock held in the Trust Fund (excluding additional shares of common stock received upon a stock split which shall remain assets of the Trust
Fund) are sold by the Trustee and the proceeds of sale are deposited in the Distributive Fund. The Trustee may invest the funds deposited in the Distributive Fund in debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or in repurchase agreements collateralized by such United States Government obligations, which mature prior, and as close as practicable, to the next Distribution Date. The interest earned on such investments is also deposited in the Distributive Fund. Fees and expenses of the Trust are paid from the Distributive Fund. The Trustee may from time to time set aside out of the Distributive Fund a reserve for payments of taxes or other governmental charges.

     On each Distribution Date, the Trustee uses the money in the Distributive Fund to purchase additional participations for participants under the Distribution Reinvestment Program described herein, unless the participant has elected to receive his distribution in cash.

     In the event of the merger, consolidation, re-capitalization or readjustment of the issuer of any portfolio security with any other corporation, the Sponsor may instruct the Trustee, in writing, to accept or reject such offer or take such other action as the Sponsor may deem proper. Any securities received in exchange shall be held by the Trust and shall be subject to the terms and conditions of the Amended and Restated Indenture to the same extent as the securities originally held in the Trust. Securities received pursuant to an exchange may result in the Trust holding fewer shares than originally held in the portfolio security. Each stock unit issued after the effective date of such an exchange will include one share of the corporation received on exchange.

     The Trust will enter into repurchase agreements only with commercial banks and dealers in U.S. government securities. Repurchase agreements when entered into with dealers, will be fully collateralized including the interest earned thereon during the entire term of the agreement. If the institution defaults on the repurchase agreement, the Trust will retain possession of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Trust may be delayed or limited and the Trust may incur additional costs. In such case the Trust will be subject to risks associated with changes in the market value of the collateral securities.

     The Trust is invested generally in an equal number of shares of the common stock of a fixed list of twenty-five American corporations. The Trust's holding in Gallaher Group PLC, a United Kingdom company traded on the New York Stock Exchange, is a result of its spinoff from Fortune Brands, Inc., a portfolio security. The Trust's portfolio investments are not managed and are expected to remain fixed. A complete list of the securities is contained in the financial statements included herein. The value of a participation in the Trust fluctuates with the market value of the underlying common stock held by the Trust. The dividend income, if any, from the common stocks is subject to fluctuation, which, in turn will affect the amounts of distributions made to participants.


     The Sponsor may direct the Trustee to sell the shares of common stock of any of the twenty-five corporations if (i) the corporation has failed to declare or pay dividends on the common stock; (ii) a materially adverse legal proceeding has been instituted which affects the declaration or payment of dividends of the corporation; (iii) a breach of covenant or warranty exists which may materially affect the payment of dividends of the corporation; (iv) a default in payment of principal or income on any other outstanding securities of the corporation occurs which may affect the payment of dividends; or (v) the common stock ceased to be listed on the New York Stock Exchange and after fifteen days has not been reinstated. The proceeds of any such sale shall be deposited in the Distributive Fund.


                              FINANCIAL HIGHLIGHTS

     For the years ended December 31, 2000 and December 31, 1999, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent accountants. For all periods ended prior to December 31, 1999, the financial information was audited by other independent accountants.

Per participation operating performance
(for a participation outstanding throughout the period)

                                                                    Years Ended December 31,
                         ----------------------------------------------------------------------------------------------------------
                            2000       1999       1998       1997       1996      1995       1994       1993       1992      1991
                         --------   --------   --------   --------   --------   --------   --------   --------   --------  --------
Net asset value at
  beginning of year      $  17.30   $  15.70   $  14.88   $  16.05   $  13.74   $  10.51   $  12.78   $  11.62   $  11.52  $  10.53
                         --------   --------   --------   --------   --------   --------   --------   --------   --------  --------
Income (loss) from
 investment operations:
Net investment income         .24        .24        .23        .27        .28        .28        .31        .33        .36       .39
Net realized and
 unrealized gain (loss)
 on investments             (1.05)      1.92       1.28       3.45       2.79       3.82       (.45)       1.71       .70      1.64
                         --------   --------   --------   --------   --------   --------   --------   --------   --------  --------
Total income (loss) from
 investment operations      (0.81)      2.16       1.51       3.72       3.07       4.10       (.14)       2.04      1.06      2.03
                         --------   --------   --------   --------   --------   --------   --------   --------   --------  --------
Less distributions:
Dividends from net
 investment income          (0.25)      (.24)      (.23)      (.28)      (.28)      (.28)      (.32)       (.33)     (.35)     (.40)
Distributions from net
 realized gains             (0.42)      (.15)      (.26)     (2.60)      (.28)      (.03)      (.90)       (.28)     (.35)     (.28)
Distributions from income
 and realized gains
 included in terminations   (0.03)      (.02)      (.02)     (0.11)      (.02)      (.02)      (.01)        --       (.01)      --
Distributions from
 capital                    (0.51)      (.15)      (.18)     (1.90)      (.18)      (.54)      (.90)      (.27)      (.25)     (.36)
                         --------   --------   --------   --------   --------   --------   --------   --------   --------  --------
Total distributions         (1.21)      (.56)      (.69)     (4.89)      (.76)      (.87)     (2.13)      (.88)      (.96)    (1.04)
                         --------   --------   --------   --------   --------   --------   --------   --------   --------  --------
Change in net asset
 value for the year         (2.02)      1.60        .82      (1.17)      2.31       3.23      (2.27)       1.16       .10       .99
                         --------   --------   --------   --------   --------   --------   --------   --------   --------  --------
Net asset value at end
 of year                 $  15.28   $  17.30   $  15.70   $  14.88   $  16.05   $  13.74   $  10.51   $  12.78   $  11.62  $  11.52
                         ========   ========   ========   ========   ========   ========   ========   ========   ========  ========
Total Return                (4.93%)    13.68%      9.94%     23.09%     22.43%     39.21%     (0.77%)    17.57%      9.63%    19.41%
Ratio/Supplemental Data:
 Net Assets, end of year
 (000)                   $343,965   $463,995   $485,195   $525,669   $392,295   $256,467   $156,286   $147,181   $105,712   $98,104
Ratios to average net
 assets of:
 Expenses                     .67%       .61%      .65%        .62%       .63%       .58%       .62%       .57%       .60%      .67%
 Net investment income       1.51%      1.41%     1.46%       1.76%      2.05%      2.57%      2.84%      2.78%      3.16%     3.46%

                         HOW TO PURCHASE PARTICIPATIONS

INITIAL INVESTMENT -- MINIMUM $1,000. BY MAIL: Send a check payable to Pilgrim Corporate Leaders Trust Fund, along with a completed New Account Application to the address shown on the New Account Application. To transmit funds by wire, contact the Trust at 1-800-336-3436, Ext. 8186.

SUBSEQUENT INVESTMENTS -- MINIMUM $50. BY MAIL: Send a check payable to Pilgrim Corporate Leaders Trust Fund, to the address shown on the New Account
Application, accompanied by either the detachable form which is part of the confirmation of a prior transaction or a letter indicating the dollar amount of the investment and identifying the Trust, account number and registration. The Trust does not accept third party checks or cash investments. Third party checks are defined as checks made payable to someone other than the Trust. Checks must be in U.S. dollars, and to avoid fees and delays, drawn only on banks located in the U.S.

BROKER-DEALERS: Broker-dealers and financial institutions who process purchase and sale transactions for their customers may charge a transaction fee for these services.

THE OPEN ACCOUNT: By investing in the Trust, a participant establishes an open account to which all participations purchased, including additional participations purchased under the Distribution Reinvestment Program, will be credited. Participation certificates will be issued for full participations only when requested in writing. Unless payment for participations is made by federal funds wire, certificates will not be issued for 15 days. In order to facilitate redemptions and transfers, most participation holders elect not to receive certificates.

     After an Open Account is established, payments can also be provided for by a pre-authorized investment plan or other authorized automatic bank check program accounts (checks drawn on the investor's bank periodically for investment in the Trust).

PRE-AUTHORIZED INVESTING PLAN: A participant may arrange to make additional purchases of shares automatically on a monthly or quarterly basis. The investments of $50 or more are automatically deducted from a checking account on or about the 5th or 20th day of each month. The institution must be an Automated Clearing House (ACH) member. Should an order to purchase shares of the Trust be cancelled because your automated transfer does not clear, you will be responsible for any resulting loss incurred by the Trust. The participant has the right to discontinue the automatic investing program provided written notice is given ten days prior to the scheduled investment date. Further information
regarding   this   service  can  be   obtained   from  ING  Pilgrim  by  calling
1-800-992-0180.

TERMS OF OFFERING: If an order to purchase participations is cancelled because the investor's check does not clear, the purchaser will be responsible for any loss incurred by the Trust. To recover any such loss the Trust reserves the right to redeem participations owned by the purchaser, and may prohibit or restrict the purchaser in placing future orders in any of the Pilgrim Funds.

     The Trust reserves the right to reject any order, and to waive or lower the investment minimums with respect to any person or class of persons, including participation holders of the Trust's special investment programs. An order to purchase participations is not binding on the Trust until it has been confirmed in writing.

SHAREHOLDER SERVICING AGENTS: The Trust may enter into Shareholder Servicing Agreements with one or more Shareholder Servicing Agents. The Shareholder Servicing Agent may, as agent for its customers, among other things: answer customer inquiries regarding account status, account history and purchase and redemption procedures; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish monthly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Trust;

receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and provide such other related services as the Trust or a shareholder may request. For these services, each Shareholder Servicing Agent receives fees, which may be paid periodically, provided that such fees will not exceed, on an annual basis, 0.25% of the average daily net assets of the Trust represented by participations owned during the period for which payment is made. ING Pilgrim Investments, at no cost to the Trust, may pay to Shareholder Servicing Agents additional amounts from its past profits. Each Shareholder Servicing Agent may, from time to time, voluntarily waive all or a portion of the fees payable to it.

ACCOUNT STATEMENTS: DST Systems, Inc. (the "Transfer Agent"), whose principal office is at 330 West 9th Street, Kansas City, Missouri 64105, will send participation holders either purchasing or redeeming participations of the
Trust, a confirmation of the transaction indicating the date the purchase or redemption was accepted, the number of participations purchased or redeemed, the purchase or redemption price per participation, and the amount purchased or redemption proceeds. A statement is also sent to participation holders when a change in the registration, address, or dividend option occurs. Additionally, quarterly account information statements are provided to participants. PARTICIPATION HOLDERS ARE URGED TO RETAIN THEIR ACCOUNT STATEMENTS FOR TAX PURPOSES.

                          HOW TO REDEEM PARTICIPATIONS

BY MAIL: Send to the Trust at the address shown on the New Account  Application:
(1) a written request for redemption, signed by each registered owner exactly as the participations are registered including the name of the Trust, account number and exact registration; (2) participation certificates for any participations to be redeemed which are held by the participation holder, in certificate form; (3) signature guarantees, when required, and (4) the additional documents required for redemptions by corporations, executors, administrators, trustees, and guardians. REDEMPTIONS BY MAIL WILL NOT BECOME EFFECTIVE UNTIL ALL DOCUMENTS IN PROPER FORM HAVE BEEN RECEIVED BY THE TRANSFER AGENT. IF A PARTICIPATION HOLDER HAS ANY QUESTIONS REGARDING THE REQUIREMENTS FOR REDEEMING PARTICIPATIONS, HE OR SHE SHOULD CALL THE TRUST AT 1-800-992-0180 PRIOR TO SUBMITTING A REDEMPTION REQUEST.

     Checks for redemption proceeds will normally be mailed within three business days, but will not be mailed until all payments for the participations to be redeemed have been cleared by the bank on which they were drawn. The Transfer Agent will restrict the mailing of redemption proceeds to a participation holder's address of record within 30 days of such address being changed unless the participation holder provides a signature guaranteed letter of instruction.

BY TELEPHONE: If you are an existing participant and wish to establish this privilege on your account, please call our Shareholder Services Department at 1-800-992-0180 between 9:00 A.M. and 7:00 P.M. Eastern Time and request a Special Privilege Form. If you are a new participant, this privilege will automatically be assigned to your account unless you decline on the New Account Application.

     Participants redeeming at least $1,000 worth of participations (for which certificates have not been issued) may effect a telephone redemption by calling our Shareholder Services Department at 1-800-992-0180 Monday - Friday between 9:00 a.m. and 7:00 p.m. Eastern Time. A telephone redemption in good order will be processed at the net asset value of the Trust next determined. There is a maximum telephone redemption limit of $100,000.

     The redemption proceeds will be made payable to the registered participant(s) and forwarded to the address of record. The Transfer Agent will restrict the mailing of telephone redemption proceeds to a participation holder's address of record within 30 days of such address being changed, unless the participation holder provides a signature guaranteed letter of instruction. Proceeds of a liquidation may be wired to a pre-designated bank account. (See "Telephone Exchange/Redemption Provisions.")

SIGNATURE GUARANTEE: Signature guarantees are required for the following: (a) redemptions by mail involving $50,000 or more; (b) all redemptions by mail, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owners or to an address other than that shown on the participant's account; (c) changes in instructions as to where the proceeds of redemptions are to be sent, and (d) participation transfer requests.

     The Trust requires that the guarantor be either a commercial bank which is a member of the Federal Deposit Insurance Corporation, a trust company, a savings and loan association, a savings bank, a credit union, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

     With respect to redemption requests submitted by mail, the signature guarantees must appear either: (a) on the written request for redemption, (b) on a separate instrument of assignment ("stock power") specifying the total number of participations to be redeemed, or (c) on participation certificates tendered for redemption and, if participations held by the Trust are also being redeemed, on the letter or stock power.

REDEMPTION PRICE: The redemption price will be the net asset value per participation of the Trust next determined after receipt by the Trust of a redemption request in proper form.

     The redemption price per participation is computed on any Trust business day, which is each day on which the New York Stock Exchange, the Federal Reserve Bank of New York and the Trustee are open for business and on such other days as there is sufficient trading in the Trust's securities to materially affect net asset value per participation except for certain national holidays. The calculation is made by (a) adding: (i) the aggregate value of the portfolio securities; (ii) available cash; (iii) amounts in the Distributive Fund, including dividends on the portfolio securities and interest on the investment of monies in the Distributive Fund; and (iv) any other assets of the Trust and
(b) deducting: (i) taxes and other governmental charges; (ii) fees and expenses of the Trust; (iii) cash allocated for distribution to participants of record as of a date prior to the evaluation; and (iv) any other liabilities of the Trust.

     Participations will be redeemed in cash from the Trust Fund and the Distributive Fund at a price equal to the next determined participation value following receipt of an appropriate request multiplied by the number of participations being redeemed and subject to payment by the participant of any tax or other governmental charge. If there is insufficient cash in the Trust Fund to pay the portion of the redemption price attributable thereto, the Trustee shall sell stock units. Sales of such securities will be at the best price obtainable subject to any minimum value limitations on sales specified by the Sponsor.

     A security listed or traded on a recognized stock exchange is valued at its last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported at that time, the mean between the current bid and asked price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the last current bid and asked price. Short-term securities having maturity of 60 days or less are valued at cost, when it is determined by the Trustee that amortized cost reflects the fair value of such securities. Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Trustee.

     The right of redemption may be suspended (a) for any period during which the New York Stock Exchange is closed or the U.S. Securities and Exchange Commission ("SEC") determines that trading on the New York Stock Exchange is restricted, (b) when there is an emergency as determined by the SEC as a result of which it is not reasonably practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of participants. Due to the proportionately high cost of maintaining smaller accounts, the Trust reserves the right to redeem all participations in an account with a value of less than $500 other than as a result of a change in net asset value and mail the proceeds to the participant. Participants will be notified before these redemptions are to be made and will have thirty (30) days to make an additional investment to bring their accounts up to the required minimum.

                              SHAREHOLDER SERVICES

TRANSFER

     Participations may be transferred to another owner. A signature guarantee of the registered participant is required on the letter of instruction or other instrument of assignment.

SYSTEMATIC WITHDRAWAL PLAN

     Participants may elect to withdraw cash in fixed amounts from their accounts at regular intervals. The minimum investment to establish a Systematic Withdrawal Plan is $10,000. If the proceeds are to be mailed to someone other than the registered owner, a signature guarantee is required.

GROUP SUB-ACCOUNTING: To minimize recordkeeping by fiduciaries, corporations and certain other investors, the minimum initial investment may be waived.

                               EXCHANGE PRIVILEGE

     Participations may be exchanged for shares of certain funds managed by the Sponsor, ING Pilgrim Investments (the "Pilgrim Funds") on the basis of relative net asset value per share at the time of the exchange. In the event shares of one or more of these funds being exchanged by a single investor have a value in excess of $500,000, under certain circumstances, participations may not be purchased until the third business day following the redemption of the shares being exchanged in order to enable the redeeming fund to utilize normal securities settlement procedures in transferring the proceeds of the redemption to the Trust.

                          SYSTEMATIC EXCHANGE PRIVILEGE

     With an initial account balance of at least $5,000 and subject to information and limitations outlined in this section, you may elect to have a specified dollar amount of participation units systematically exchanged. This systematic exchange can be effected monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month) from your Trust account to an identically registered account of any of the Pilgrim Funds listed in this section.

     The Exchange Privilege and the Systematic Exchange Privilege may be modified at any time or terminated upon 60-days' written notice to participants.

     The Pilgrim Funds currently available for exchange are:

PILGRIM GROWTH AND INCOME FUND, INC. (NASDAQ SYMBOL: LEXRX)/Seeks long-term capital appreciation through investments in stocks of large, ably managed and well financed companies. Income is a secondary objective.

PILGRIM GNMA INCOME FUND, INC. (NASDAQ SYMBOL: LEXNX)/Seeks a high level of current income, consistent with liquidity and safety of principal, through investment primarily in mortgage-backed GNMA Certificates.

LEXINGTON MONEY MARKET TRUST (NASDAQ SYMBOL: LMMXX)/Seeks a high level of current income consistent with preservation of capital and liquidity through investments in interest bearing short term money market instruments.

     The Exchange Privilege enables a participant to acquire another Pilgrim Fund with a different investment objective when the participant believes that a shift between funds is an appropriate investment decision. Participants contemplating an exchange should obtain and review the prospectus of the Fund to be acquired. If an exchange involves investing in a Pilgrim Fund not already owned and a new account has to be established, the dollar amount exchanged must meet the minimum initial investment of the Fund being purchased. Participants must provide the account number of the existing account. Any exchange between Funds is, in effect, a redemption in one Fund and a purchase in the other Fund. Participants should consider the possible tax effects of an exchange. There is no specific limit on exchange frequency. However, the Trust and other Pilgrim

Funds are intended for long-term investment and not as short-term trading vehicles. Pilgrim may prohibit excessive exchanges (more than four per year).

TELEPHONE EXCHANGE/REDEMPTION PROVISIONS

     The telephone exchange and redemption privilege will automatically be assigned to your account unless you decline this privilege on the New Account Application. Exchange or redemption instructions may be given in writing or by telephone.

     Telephonic exchanges/redemptions can only involve participants registered on the books of the Trustee; participations held in certificate form cannot be exchanged until surrendered. However, outstanding certificates can be returned to the Trustee and qualify for these services. Any new account established with the same registration will also have the privileges of exchange/redemption by telephone. All accounts involved in a telephonic exchange must have the same registration and dividend option as the account from which the participations were transferred and will also have the privilege of exchange by telephone in the Pilgrim Funds in which these services are available.

     By not checking the box(es) on the New Account Application declining telephone exchange and/or telephone redemption services, a participant constitutes and appoints ING Pilgrim Group, LLC ("ING Pilgrim Group"), the shareholder servicing agent for the Pilgrim Funds, as the true and lawful attorney to surrender for redemption or exchange any and all non-certificate shares held by the Trustee in account(s) designated, or in any other account with the Funds, present or future which has the identical registration with full power of substitution in the premises and authorizes and directs ING Pilgrim Group to act upon any instruction from any person by telephone for exchange of shares held in any of these accounts, to purchase shares of any other Fund that is available, provided the registration and mailing address of the shares to be purchased are identical to the shares being redeemed, and agrees that neither ING Pilgrim Group, the Trustee, the Trust or the Pilgrim Fund(s) will be liable for any loss, expense or cost arising out of any requests effected in accordance with this authorization which would include requests effected by imposters or persons otherwise unauthorized to act on behalf of the account. ING Pilgrim Group, the Transfer Agent, and the Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if they do not employ reasonable procedures they may be liable for any losses due to unauthorized or fraudulent instructions. The identification procedures may include, but are not limited to, the following: account number, registration and address, taxpayer identification number and other information particular to the account. In addition, all exchange transactions will take place on recorded telephone lines and each transaction will be confirmed in writing by the Trust. ING Pilgrim Group reserves the right to cease to act as agent subject to the above appointment upon thirty (30) days' written notice to the address of record. If the participant is an entity other than an individual, such entity may be required to certify that certain persons have been duly elected and are now legally holding the titles given and that the said corporation, trust, unincorporated association, etc., is duly organized and existing and has the power to take action called for by this continuing authorization.

TAX SHELTERED RETIREMENT PLANS

     The Trust offers a Prototype Pension and Profit Sharing Plan, including IRAs, SEP-IRA Rollover Accounts and 403(b)(7) Plans. Plan support services are available through the Shareholder Services Department of the Sponsor. For further information, call 1-800-992-0180. An investor participating in any of the Trust's special plans has no obligation to continue to invest in the Trust and may terminate the Plan with the Trust at any time. Except for expenses of sales and promotion, executive and administrative personnel, and certain services which are furnished by Sponsor, the cost of the plans generally is borne by the Trust; however, each Qualified Retirement Plan account is subject to an annual maintenance fee of $12.00 charged by the Trustee.

DISTRIBUTION REINVESTMENT PROGRAM

     On June 30 and  December  31 of each  year,  the  Distribution  Dates,  the
Trustee will compute to at least two decimal places the amount of the semi-annual distribution per participation for participants of record, and shall use such distributions to purchase additional participations unless the Trustee has been instructed by the participant, in writing, prior to the Distribution Date to pay such distributions in cash.

                                    TAXATION

     The Trust is treated as a fixed investment trust under the Internal Revenue Code of 1986, as amended (the "Code"), and not an association taxable as a corporation. The Trust is also treated as a grantor trust under the Code. As a result, the Trust will not be subject to Federal income taxes. In addition, for Federal income tax purposes, each participant is treated as the owner of his pro rata portion (i.e., the ratio of the number of participations owned by the participant to the total number of participations outstanding) of (i) the common stock of each corporation and any cash held in the Trust Fund and (ii) the securities and cash held in the Distributive Fund.

     Each participant is treated as receiving his pro rata portion of dividends and any other distributions received by the Trust on the common stock of the corporations held in the Trust Fund and interest received by the Trust from the investment of such dividends (and any other amounts) deposited in the Distributive Fund. Each participant shall include in gross income his pro rata portion of such dividends and interest when such dividends and interest are received by the Trust (or, in the case of an accrual basis participant, as such interest accrues), regardless of when such dividends and interest are distributed by the Trust to participants (or reinvested in additional participations) and regardless of the fact that a portion of such dividends and interest are not distributed to participants (or reinvested in additional participations) but rather are used to pay the fees and expenses of the Trust. A corporate participant will generally be entitled to the 70% dividends-received deduction with respect to the dividends so included in its gross income, subject to various limitations and restrictions imposed by the Code.

     A corporate participant will also be entitled to a deduction for its pro rata portion of fees and expenses paid by the Trust. An individual participant who itemizes deductions will be entitled to a deduction for his pro rata portion of fees and expenses paid by the Trust only to the extent that such amount, together with the participant's other miscellaneous itemized deductions, exceeds 2% of the participant's adjusted gross income. Furthermore, individual participants, whose adjusted gross income ("AGI") exceeds a certain inflation-adjusted threshold amount must reduce their itemized deductions (subject to specific exceptions such as medical expense, investment interest and casualty/wagering/theft loss deductions) by 3% of this excess. This reduction, however, is limited to no more than 80% of the applicable itemized deductions. In 2001, the threshold amount is $132,950 ($66,475 for married filing separately).

     The purchase price paid by a participant for his participations (excluding any portion thereof attributable to, and to be deposited in, the Distributive
Fund) shall be allocated (based upon relative fair market values) among the participant's pro rata portion of the common stock of each corporation and any cash held in the Trust Fund, in order to determine his tax basis in his pro rata portion of the common stock of each corporation. If the common stock of any of the corporations held in the Trust Fund is sold by the Trust, each participant will be considered to have sold his pro rata portion of the common stock of that corporation and will be considered to have received his pro rata portion of the sale proceeds received by the Trust. If a participant redeems his participations, he will be considered to have sold his pro rata portion of the common stock of each corporation. The redemption price received by the participant (excluding any portion thereof attributable to, and paid out of, the Distributive Fund) shall be allocated (based upon relative fair market values) among his pro rata portion of the common stock of each corporation and any cash held in the Trust Fund. If a participant is considered to have sold his pro rata portion of the common stock of any corporation, he will recognize a capital gain or loss equal to the difference between the amount he is considered to have received with respect thereto and his tax basis therein. Any such capital gain or loss generally will be long-term capital gain or loss if the participant held his participations for more than one year.

     Under the back-up withholding rules of the Code, certain participants may be subject to 31% withholding of federal income tax on distributions and redemption payments made by the Trust. In order to avoid this back-up withholding, a participant must provide the Trust with a correct taxpayer identification number (which for most individuals is their Social Security number) or certify that it is a corporation or otherwise exempt from or not subject to back-up withholding. The New Account Application included with this Prospectus provides for participant compliance with these certification requirements.

     Information concerning the Federal income tax status of distributions will be mailed to participants annually. Prospective participants are urged to consult their own tax advisers as to the tax consequences of an investment in the Trust.

                                INVESTMENT RETURN

     The Trust may, from time to time, include total return information in advertisements and reports to participants. The average annual total return of the Trust for the 1, 5 and 10 years ended December 31, 2000 is set forth in the following table:

                                                                 AVERAGE ANNUAL
                 PERIOD                                           TOTAL RETURN
                 ------                                           ------------
  1 year ended December 31, 2000                                     (4.93)%
  5 years ended December 31, 2000                                    12.36%
 10 years ended December 31, 2000                                    14.30%

     This performance is calculated pursuant to the formula P(1+T)(n) = ERV (where P = a hypothetical investment of $1,000; T = the average annual total return; n = the number of years and ERV = the ending redeemable value of the hypothetical $1,000 investment). The computation reflects the reinvestment of all dividends and distributions reinvested on participations acquired with the original hypothetical $1,000 investment. Past results are not necessarily representative of future results.


     Comparative performance information may be used from time to time in advertising or marketing of the Trust's participations, including data from Lipper, Inc., the Dow Jones Industrial Average Index and Standard & Poor's 500 Composite Stock Index. Such comparative performance information will be stated in the same terms in which the comparative data and indices are stated.


                            AMENDMENT AND TERMINATION

     The Sponsor and Trustee may amend the Indenture without the consent of participants (i) to cure any ambiguity or to correct or supplement any provision contained herein which may be defective or inconsistent; (ii) to change any provision as may be required by the SEC or any successor governmental agency; or
(iii) to make any other provisions which do not adversely affect the interest of participants. The Indenture may be amended by the Sponsor and the Trustee with the consent of a majority of the participations entitled to vote.


     The Trust and Indenture will terminate on November 30, 2100 or upon the sale or disposition of the last portfolio security of the Trust unless terminated sooner by written instrument executed by the Sponsor and consented to by participants owning 51% of the then outstanding participations. The Trustee will deliver written notice of any termination to each participant specifying the times at which the participants may surrender their certificates for cancellation. Within a reasonable period of time after the termination, the Trustee will distribute to each participant registered on the Trustee's books in uncertificated form, and to each other participant upon surrender for cancellation of his certificate, after deducting all unpaid expenses, fees, taxes and other governmental charges, the participant's interest in the Distributive Fund (into which had been deposited the proceeds from the sale of the portfolio securities) and furnish to each participant a final account statement.

          RESIGNATION, REMOVAL AND LIMITATIONS ON LIABILITY OF SPONSOR

SPONSOR

     The Sponsor may resign upon written notice to the Trustee. The resignation will not become effective unless the Trustee shall have appointed a successor sponsor to assume, with such compensation as the Trustee may deem desirable, the duties of the resigning Sponsor. If the Sponsor fails to perform its duties for 30 days after notice from the Trustee, or becomes incapable of acting or becomes bankrupt or its affairs are taken over by a public official, then the Sponsor will be automatically discharged. The Sponsor shall be under no liability to the Trust or to the participants for taking any action or for refraining from taking any action in good faith or for errors in judgment or for depreciation or loss incurred by reason of the purchase or sale of any portfolio security. This provision, however, shall not protect the Sponsor in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

TRUSTEE

     The Trustee may resign upon written notice to the Sponsor and by mailing a copy of such notice to all participants of record not less than sixty days prior to the effective date of their resignation. The Sponsor shall then use its best efforts to promptly appoint a successor trustee, and if upon resignation of the Trustee no successor has been appointed within thirty days after notification, the Trustee may apply to a court of competent jurisdiction for the appointment of a successor. If, after such an application by the Trustee is made to a court of competent jurisdiction (after November 30, 2015) and the court is unable to appoint a successor trustee, then no earlier than six months after the date of such application, the Trustee may notify each participant and the Sponsor that the Trust shall terminate on a day no earlier than six months from the date of such notice unless a successor trustee is appointed. If the Trustee fails to perform its duties or becomes incapable of acting or becomes bankrupt or a public official takes over its affairs, the Sponsor may remove the Trustee and appoint a successor trustee by written notice to the Trustee. The Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of monies or portfolio securities. This provision shall not protect the Trustee in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Trustee will not be responsible for the misconduct of any of its agents, attorneys or accountants if they were selected with reasonable care.

                                  MISCELLANEOUS

TRUSTEE


     The Trustee is State Street Bank and Trust Company (Federal I.D. #04-1867445), a trust company incorporated under the laws of Massachusetts and subject to regulation by the Federal Deposit Insurance Corporation and the Commissioner of Banks of Massachusetts. Its principal office is at 225 Franklin Street, Boston, Massachusetts 02110. The Trustee receives a fee of $10,000 per year for its services as set forth in the Indenture and is reimbursed for all of its disbursements relating to the Trust. In addition, the Trustee receives fees for acting as Custodian and for providing portfolio, tax accounting and recordkeeping services. During the year ended December 31, 2000, aggregate fees received by the Trustee were $174,221.


SPONSOR


     The Sponsor, ING Pilgrim Investments, LLC (Federal I.D. #95-4516049), a Delaware limited liability corporation, serves as investment adviser and sponsor to 36 registered investment companies and to private and institutional investment accounts. Its principal office is at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Sponsor is responsible for performing certain administrative services for the Trust including shareholder servicing, answering inquiries, blue sky compliance and accounting. For performing such administrative services the Sponsor receives an annual fee of .40% of the Trust's average daily net assets. Prior to July 26, 2000, Lexington Management

Corporation ("LMC") served as sponsor to the Trust. For the period January 1, 2000 through July 25, 2000, LMC received fees of $899,318. For the period July 26, 2000 through December 31, 2000, ING Pilgrim Investments received fees of $618,037.

     The Sponsor is an indirect wholly-owned subsidiary of ING Group. ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

     The principal officers of the Sponsor and their principal occupations during the past five years are as follows:

                               Position With
     Name                ING Pilgrim Investments             Principal Occupation During the Last Five Years
     ----                -----------------------             -----------------------------------------------
James M. Hennessy      President, Chief Executive         President  and Chief  Executive  Officer of each of the
                       Officer and Chief Operating        Pilgrim Funds (since  February  2001),  Chief Operating
                       Officer                            Officer of each of the Pilgrim Funds (since July 2000),
                                                          Director of ING Pilgrim Group, ING Pilgrim Investments,
                                                          ING  Pilgrim  Securities,  Inc.,  ING  Pilgrim  Capital
                                                          Corporation, LLC, ING Pilgrim Advisors, Inc., Lexington
                                                          Funds  Distributor,   Inc.,  ING  Pilgrim  Quantitative
                                                          Management,  Inc.,  Express  America T.C.  Corporation,
                                                          EAMC  Liquidation  Corp.  (since  December  2000),  and
                                                          President  and Chief  Executive  Officer of ING Pilgrim
                                                          Investments,  ING Pilgrim  Group,  ING Pilgrim  Capital
                                                          Corporation,  LLC, ING Pilgrim Advisors,  Inc., Express
                                                          America T.C. Corporation, EAMC Liquidation Corp. (since
                                                          December   2000).   Formerly   Senior   Executive  Vice
                                                          President  (June  2000 - December  2000) and  Secretary
                                                          (April  1995 -  December  2000),  ING  Pilgrim  Capital
                                                          Corporation,   LLC,  ING  Pilgrim  Group,  ING  Pilgrim
                                                          Investments,   ING  Pilgrim  Advisors,   Inc.,  Express
                                                          America  T.C.  Corporation,   EAMC  Liquidation  Corp.;
                                                          Senior  Executive Vice President  (July 2000 - February
                                                          2001) and  Secretary  (April  1995 - February  2001) of
                                                          each of the Pilgrim Funds;  Executive  Vice  President,
                                                          Pilgrim  Capital  Corporation  and its affiliates  (May
                                                          1998 - June 2000) and Senior  Vice  President,  Pilgrim
                                                          Capital and its affiliates (April 1995 - April 1998).

Stanley D. Vyner        Executive Vice President          Equities  Executive Vice President and Chief Investment
                        and Chief Investment              Officer  - Fixed  Income  and  International  Equities.
                        Officer -- Fixed Income           Executive  Vice  President of most of the Pilgrim Funds
                        and International                 (since  July  1996).  Formerly,   President  and  Chief
                                                          Executive Officer of Pilgrim Investments (August 1996 -
                                                          August 2000).

Mary Lisanti            Executive Vice President          Executive Vice President and Chief Investment Officer -
                        and Chief Investment              Domestic  Equities.  Executive  Vice  President  of the
                        Officer -- Domestic Equities      Pilgrim  Funds  (since  May 1998).  Formerly  Portfolio
                                                          Manager,   Strong  Capital  Management;   and  Managing
                                                          Director  and  Head of  Small-  and  Mid-Capitalization
                                                          Equity Strategies at Bankers Trust Corp. (1993 - 1996).


                               Position With
     Name                ING Pilgrim Investments             Principal Occupation During the Last Five Years
     ----                -----------------------             -----------------------------------------------
Michael J. Roland       Senior Vice President             Senior Vice President and Principal  Financial Officer.
                        and Principal Financial           Senior Vice President and Chief  Financial  Officer ING
                        Officer                           Pilgrim Group, ING Pilgrim  Investments and ING Pilgrim
                                                          Securities,   Inc.  (since  June  1998);   Senior  Vice
                                                          President  and Principal  Financial  Officer of each of
                                                          the other  Pilgrim  Funds.  He served in same  capacity
                                                          from  January  1995  -  April  1997.  Formerly,   Chief
                                                          Financial  Officer of Endeavor Group (April 1997 - June
                                                          1998).

Robert S. Naka          Senior Vice President             Senior Vice President and Assistant  Secretary.  Senior
                        and Assistant Secretary           Vice President, ING Pilgrim Investments (since November
                                                          1999) and ING Pilgrim Group (since August 1999). Senior
                                                          Vice  President and Assistant  Secretary of each of the
                                                          other  Pilgrim  Funds.  Formerly  Vice  President,  ING
                                                          Pilgrim  Investments  (April 1997 - October 1999),  ING
                                                          Pilgrim Group  (February 1997 - August 1999).  Formerly
                                                          Assistant  Vice  President,  ING Pilgrim  Group (August
                                                          1995 - February 1997).

Robyn L. Ichilov        Vice President                    Vice  President  and  Treasurer.  Vice  President,  ING
                        and  Treasurer                    Pilgrim  Investments  (since August  1997),  Accounting
                                                          Manager  (since  November  1995).  Vice  President  and
                                                          Treasurer of most of the other Pilgrim Funds.

Kimberly A. Anderson    Vice President                    Vice  President and  Secretary.  Vice  President of ING
                        and Secretary                     Pilgrim Group (since  January 2001) and Vice  President
                                                          and  Secretary  of each  of the  Pilgrim  Funds  (since
                                                          February 2001).  Formerly  Assistant Vice President and
                                                          Assistant  Secretary  of  each  of  the  Pilgrim  Funds
                                                          (August  1999  -  February  2001)  and  Assistant  Vice
                                                          President of ING Pilgrim Group (November 1999 - January
                                                          2001).  Ms.  Anderson has held various other  positions
                                                          with ING  Pilgrim  Group  for more  than the last  five
                                                          years.

DISTRIBUTOR

State Street Bank and Trust Company has appointed ING Pilgrim Securities, Inc. (Federal I.D. #95-4516047), a registered broker-dealer, to act as distributor for the Trust. Its principal office is at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Pilgrim Securities, Inc. receives no financial consideration for its services.

INDEPENDENT ACCOUNTANTS

     Financial Statements have been examined by PricewaterhouseCoopers LLP, independent accountants, as stated in their opinion appearing herein and has been so included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

PRIVACY POLICY

     You may review the Fund's policy concerning investor privacy over the internet at www.pilgrimfunds.com, or you may obtain a copy of the policy by calling (800) 992-0180 and selecting Option 1.

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENTS AND EXHIBITS
RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                                    * * * * *

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE TRUSTEE OR THE SPONSOR. THE TRUST IS REGISTERED AS A UNIT INVESTMENT TRUST UNDER THE INVESTMENT COMPANY ACT OF 1940. SUCH REGISTRATION DOES NOT IMPLY THAT THE TRUST HAS BEEN GUARANTEED, SPONSORED, RECOMMENDED OR APPROVED BY THE UNITED STATES OR ANY STATE OR ANY AGENCY OR OFFICER THEREOF.

                                    * * * * *

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.

                    IF YOU HAD INVESTED $10,000 60 YEARS AGO
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
        WITH INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS REINVESTED

     The table below covers the period from March 16, 1941 to December 31, 2000. This period was one of generally rising common stock prices. The results shown should not be considered as a representation of the dividends and other distributions which may be realized from an investment made in the Trust today. A program of the type illustrated does not assure a profit or protect against depreciation in declining markets.

     Long-term investments in industry, such as Pilgrim Corporate Leaders Trust Fund, tend to move with the basic inflationary trend and offer your dollars an opportunity to grow.

     Cumulative cost figure represents the initial investment of $10,000 plus the cumulative amount of dividends reinvested. Dividends and other distributions were assumed to have been reinvested in additional participations at the reinvestment price. The value of participations "Initially Acquired" includes the value of additional participations created as a result of the reinvestment of that portion of the semi-annual distributions representing "A Return of Capital" (the proceeds from securities sold representing the cost of securities sold, and other principal transactions). No adjustment has been made for any income taxes payable by Holders on dividends or other distributions reinvested in additional participations.


     The dollar amounts of distributions from realized gains (determined at the Trust level) reinvested in additional participations were: 1941--None; 1942--None; 1943--None; 1944--$3; 1945--$450; 1946--None; 1947--$44; 1948--$338;
1949--None;   1950--$283;   1951--$796;   1952--$185;   1953--$10;   1954--$812;
1955--$474;  1956--$4,347;  1957--$48;  1958--$17;  1959--$3,032;  1960--$2,371;
1961--$2,118;     1962--$2,749;    1963--$735;    1964--$3,138;    1965--$9,035;
1966--$1,077;  1967--$48; 1968--$4,121;  1969--$102;  1970--$644;  1971--$1,862;
1972--$2,300;  1973--None; 1974--None; 1975--None;  1976--$5,071;  1977--$4,161;
1978--None; 1979--None; 1980--$5,182;  1981--$31,473; 1982--None; 1983--$18,602;
1984--$8,258;  1985--$39,496;   1986--$64,138;   1987--$69,182;   1988--$49,350;
1989--$99,410;  1990--$148,727;   1991--$39,773;  1992--$52,819;  1993--$46,262;
1994--$160,296;  1995--$7,696;  1996--$62,612;  1997--$664,104;   1998--$83,389;
1999--$51,130; 2000--$144,290;Total $1,896,560.

                                                                         VALUE OF PARTICIPATIONS
                                                   --------------------------------------------------------------
                       CUMULATIVE                               PURCHASED
                        COST OF                                  THROUGH
          AMOUNT OF   PARTICIPATIONS  CUMULATIVE             REINVESTMENT OF                PURCHASED
          DIVIDENDS    PURCHASED         COST                 DISTRIBUTIONS                  THROUGH
 YEAR     REINVESTED    THROUGH       INCLUDING               FROM REALIZED                REINVESTMENT      NET
 ENDED      SEMI-     REINVESTMENT    REINVESTED   INITIALLY      GAINS                    OF DIVIDENDS     ASSET       NUMBER OF
DEC. 31   ANNUALLY    OF DIVIDENDS    DIVIDENDS    ACQUIRED    (CUMULATIVE)    SUB-TOTAL   (CUMULATIVE)     VALUE     PARTICIPATIONS
------------------------------------------------------------------------------------------------------------------------------------
1941*        --            --       $   10,000   $    8,799          --        $    8,799         --     $    8,799          566
1942         --            --           10,000        9,613          --             9,613         --          9,613          584
1943      $   190    $      190         10,190       10,809          --            10,809   $      188       10,997          601
1944          192           382         10,382       11,983    $        3          11,986          402       12,388          620
1945          215           597         10,597       14,709           464          15,173          682       15,855          693
1946          187           784         10,784       13,961           430          14,391          816       15,207          716
1947          370         1,154         11,154       14,639           447          15,086        1,141       16,227          824
1948          513         1,668         11,668       14,840           718          15,558        1,480       17,038          989
1949          509         2,177         12,177       17,113           701          17,814        1,968       19,782        1,176
1950          804         2,980         12,980       19,871           994          20,865        2,779       23,644        1,392
1951        1,012         3,992         13,992       21,659         1,756          23,415        3,674       27,089        1,652
1952        1,054         5,046         15,046       24,356         2,016          26,372        4,901       31,273        1,845
1953        1,217         6,263         16,263       24,849         2,030          26,879        6,149       33,028        1,945
1954        1,378         7,641         17,641       33,779         3,476          37,255        9,475       46,730        2,117
1955        1,599         9,240         19,240       39,164         4,398          43,562       12,349       55,911        2,243
1956        1,790        11,030         21,030       38,511         7,051          45,562       10,475       56,037        3,123
1957        1,910        12,940         22,940       36,268         6,574          42,842       11,496       54,338        3,269
1958        2,134        15,075         25,075       48,925         8,778          57,703       17,710       75,413        3,406
1959        2,184        17,258         27,258       55,426        11,821          67,247       19,992       87,239        3,906
1960        2,416        19,674         29,674       55,782        12,653          68,435       19,772       88,207        4,562
1961        2,697        22,371         32,371       67,126        16,993          84,119       25,757      109,876        4,881
1962        2,926        25,296         35,296       62,396        17,033          79,429       24,446      103,875        5,541
1963        3,243        28,540         38,540       71,467        19,863          91,330       30,711      122,041        5,803
1964        3,553        32,093         42,093       83,001        24,049         107,050       35,865      142,915        6,452
1965        3,855        35,948         45,948       92,523        30,246         122,769       35,623      158,392        8,066
1966        4,571        40,519         50,519       74,713        24,491          99,204       31,774      130,978        8,606
1967        5,060        45,579         55,579       83,121        27,090         110,211       40,165      150,376        8,948
1968        5,573        51,153         61,153       89,160        32,157         121,317       46,879      168,196        9,710
1969        5,915        57,068         67,068       75,017        26,979         101,996       44,536      146,532       10,115
1970        6,009        63,077         73,077       82,621        28,564         111,185       52,500      163,685       10,957
1971        6,190        69,267         79,267       93,454        32,126         125,580       61,694      187,274       11,856
1972        6,585        75,852         85,852      108,913        38,484         147,397       75,949      223,346       12,605
1973        7,371        83,223         93,223       93,151        32,729         125,880       71,868      197,748       13,123
1974        8,196        91,419        101,419       68,448        22,864          91,312       57,376      148,688       14,124
1975        9,139       100,557        110,557       91,498        30,474         121,972       85,413      207,385       14,781
1976        9,666       110,223        120,223      115,461        37,963         153,424      101,306      254,730       16,914
1977       11,237       121,460        131,460      108,466        35,919         144,385       96,397      240,782       18,898
1978       13,283       134,743        144,743      110,210        34,687         144,897      105,738      250,635       20,370
1979       15,804       150,547        160,547      139,110        34,774         173,884      121,307      295,191       23,931
1980       19,369       169,916        179,916      173,026        47,488         220,514      165,362      385,876       26,181
1981       21,822       191,738        201,738      163,070        62,645         225,715      140,698      366,413       33,836
1982       24,452       216,190        226,190      191,554        69,992         261,546      183,359      444,905       36,772
1983       25,923       242,114        252,114      235,913        91,870         327,783      218,649      546,432       42,757
1984       28,926       271,040        281,040      250,855        91,476         342,331      226,566      568,897       49,375
1985       31,808       302,848        312,848      333,623       145,913         479,536      293,217      772,753       58,251
1986       39,216       342,064        352,064      408,170       212,840         621,010      342,608      963,618       69,711
1987       40,394       382,458        392,458      412,599       241,185         653,784      326,728      980,512       83,847
1988       71,268       453,726        463,726      470,438       297,425         767,863      407,155    1,175,018       97,918
1989       45,103       498,829        508,829      583,494       438,476       1,021,970      509,512    1,531,482      111,950
1990       51,303       550,132        560,132      552,346       473,992       1,026,338      440,810    1,467,148      139,330
1991       55,828       605,960        615,960      654,372       558,392       1,212,764      539,190    1,751,954      152,079
1992       55,460       661,420        671,420      700,391       619,341       1,319,732      600,946    1,920,678      165,291
1993       54,505       715,925        725,925      814,945       727,611       1,542,556      715,658    2,258,214      176,699
1994       60,332       776,257        786,257      832,095       759,684       1,591,779      649,069    2,240,848      213,211
1995       61,329       837,586        847,586    1,207,794       998,228       2,206,022      913,513    3,119,535      227,040
1996       64,546       902,132        912,132    1,452,214     1,232,426       2,684,640    1,134,598    3,819,238      237,959
1997       71,379       973,511        983,511    1,794,519     1,785,369       3,579,888    1,121,302    4,701,190      315,940
1998       72,385     1,045,896      1,055,896    1,948,610     1,965,327       3,913,937    1,254,684    5,168,621      329,211
1999       78,614     1,124,210      1,134,210    2,198,244     2,216,745       4,414,989    1,460,590    5,875,579      339,629
2000       83,954     1,208,164      1,218,164    2,110,219     2,102,065       4,212,284    1,373,566    5,585,850      365,566
------------------------------------------------------------------------------------------------------------------------------------

* From March 16, 1941.
Note--During 1990 all sales charges were eliminated. The above table reflects the change to a "no load" status as if it were in effect for the entire period shown. The amounts shown as dividends for periods after October 31, 1988 include interest income from the investment of amounts deposited in the distributive fund.

                          INDEPENDENT AUDITOR'S REPORT

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Participation Holders of Pilgrim Corporate Leaders Trust Fund:

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pilgrim Corporate Leaders Trust Fund (formerly Lexington Corporate Leaders Trust Fund) (the "Trust") at December 31, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at
December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended December 31, 1998, were audited by other independent accountants whose report dated January 7, 1999 expressed an unqualified opinion on those statements.


/s/ PricewaterhouseCoopers LLP

New York, New York


January 12, 2001

PILGRIM CORPORATE LEADERS TRUST FUND


STATEMENT OF ASSETS AND LIABILITIES as of December 31, 2000
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value, (identified cost $281,885,649) ........      $323,479,930
Cash .......................................................................        30,473,283
Subscriptions receivable ...................................................            38,150
Receivable for accrued dividends ...........................................           480,998
                                                                                  ------------

         Total assets ......................................................       354,472,361
                                                                                  ------------
LIABILITIES:
Payable for securities purchased ...........................................         7,050,247
Distribution payable .......................................................         3,114,606
Payable for participations redeemed ........................................           226,058
Accrued expenses ...........................................................           116,798
                                                                                  ------------
         Total liabilities .................................................        10,507,709
                                                                                  ------------
NET ASSETS
(Balance applicable to 22,517,160 participations outstanding (Note 6))......      $343,964,652
                                                                                  ============
Computation of public offering price:
   Net asset value, offering and redemption price per participation
    (net assets divided by participations outstanding)......................      $      15.28
                                                                                  ============

See Accompanying Notes to Financial Statements.

PILGRIM CORPORATE LEADERS TRUST FUND


STATEMENT OF OPERATIONS for the year ended December 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of $39,625 tax expense) ..............................    $  7,925,440
Interest ............................................................         348,561
                                                                         ------------
     Total investment income ........................................       8,274,001
                                                                         ------------
EXPENSES:
Sponsor's administrative fee (Note 4) ...............................       1,517,355
Transfer agent fees .................................................         484,320
Custody fees and other services (Note 4) ............................         147,274
Printing, mailing and sundry ........................................          70,824
Registration and filing fees ........................................          17,943
Professional fees ...................................................         163,915
Trustee fees (Note 4) ...............................................          26,947
Miscellaneous .......................................................         109,679
                                                                         ------------
     Total expenses .................................................       2,538,257
                                                                         ------------
         Net investment income ......................................       5,735,744
                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from securities transactions ......................      51,021,562
Unrealized depreciation of investments for the period ...............     (81,266,498)
                                                                         ------------
     Net loss on investments ........................................     (30,244,936)
                                                                         ------------
         NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $(24,509,192)
                                                                         ============

See Accompanying Notes to Financial Statements.

PILGRIM CORPORATE LEADERS TRUST FUND


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED          YEAR ENDED
                                                                    DECEMBER 31,        DECEMBER 31,
                                                                       2000                1999
                                                                   -------------       -------------
INCOME AND DISTRIBUTABLE FUND:
  Additions:
   Net investment income ....................................      $   5,735,744       $   6,656,513
   Realized gains from sale of securities, other than
    sale of stock units .....................................          9,565,797           4,133,398
                                                                   -------------       -------------
                                                                      15,301,541          10,789,911
                                                                   -------------       -------------
  Deductions:
   Paid on account of participations redeemed ...............            868,196             414,733
   Semi-annual distributions (Note 3(a))
   Paid in cash .............................................          2,186,225           1,392,270
   Reinvested, below ........................................         12,395,589           9,067,257
                                                                   -------------       -------------
                                                                      15,450,010          10,874,260
                                                                   -------------       -------------
Net change in income and distributable fund .................           (148,469)            (84,349)
                                                                   -------------       -------------
PRINCIPAL ACCOUNT:
  Additions:
   Payments received on sale of participations ..............         30,106,028          40,626,909
   Semi-annual distributions reinvested, above ..............         12,395,589           9,067,257
   Realized gains on sale of stock units and non-cash sales..         41,455,765          31,967,826
   Unrealized appreciation (depreciation) of investments ....        (81,266,498)         16,587,948
                                                                   -------------       -------------
                                                                       2,690,884          98,249,940
                                                                   -------------       -------------
  Deductions:
   Paid on account of participations redeemed ...............        120,998,992         118,815,387
   Semi-annual distributions of principal (Note 3(b)) .......          1,574,206             549,286
                                                                   -------------       -------------
                                                                     122,573,198         119,364,673
                                                                   -------------       -------------
Net change in principal account .............................       (119,882,314)        (21,114,733)
                                                                   -------------       -------------
NET ASSETS AT BEGINNING OF PERIOD:
  Income and distributable fund .............................            512,667             597,016
  Principal account .........................................        463,482,768         484,597,501
                                                                   -------------       -------------
                                                                     463,995,435         485,194,517
                                                                   -------------       -------------
NET ASSETS AT END OF PERIOD:
  Income and distributable fund .............................            364,198             512,667
  Principal account .........................................        343,600,454         463,482,768
                                                                   -------------       -------------
                                                                   $ 343,964,652       $ 463,995,435
                                                                   =============       =============

See Accompanying Notes to Financial Statements.

                                                                       FINANCIAL
PILGRIM CORPORATE LEADERS TRUST FUND                                  HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a participation outstanding throughout each period.

                                                                                 Year ended December 31,
                                                               --------------------------------------------------------
                                                                2000         1999         1998        1997         1996
                                                                ----         ----         ----        ----         ----
OPERATING PERFORMANCE:
Net asset value, beginning of the period           $           17.30        15.70        14.88       16.05        13.74
Income (loss) from investment operations:
Net investment income                              $            0.24         0.24         0.23        0.27         0.28
Net realized and unrealized gain (loss) on
 investments                                       $           (1.05)        1.92         1.28        3.45         2.79
Total income (loss) from investment operations     $           (0.81)        2.16         1.51        3.72         3.07
Less distributions:
Dividends from net investment income               $           (0.25)       (0.24)       (0.23)      (0.28)       (0.28)
Distributions from net realized gains              $           (0.42)       (0.15)       (0.26)      (2.60)       (0.28)
Distributions from income and realized gains
 included in terminations                          $           (0.03)       (0.02)       (0.02)      (0.11)       (0.02)
Distributions from capital                         $           (0.51)       (0.15)       (0.18)      (1.90)       (0.18)
Total distributions                                $           (1.21)       (0.56)       (0.69)      (4.89)       (0.76)
Net asset value, end of period                     $           15.28        17.30        15.70       14.88        16.05
TOTAL RETURN                                       %           (4.93)       13.68         9.94       23.09        22.43

RATIOS/SUPPLEMENTAL DATA:
Net assets, end or period (000s omitted)           $         343,965      463,995      485,195     525,669      392,295
Ratios to average net assets:
Expenses                                           %            0.67         0.61         0.65        0.62         0.63
Net investment income                              %            1.51         1.41         1.46        1.76         2.05

See Accompanying Notes to Financial Statements.

PILGRIM CORPORATE LEADERS TRUST FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. NATURE OF BUSINESS AND BASIS OF PRESENTATION


     Pilgrim Corporate Leaders Trust Fund (formerly Lexington Corporate Leaders Trust Fund) (the "Trust") is an unincorporated Unit Investment Trust registered as such with the Securities and Exchange Commission. The Trust commenced operations in 1941 as a series of Corporate Leaders Trust Fund which was created under a Trust Indenture dated November 18, 1935.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:


          (a) Valuation of securities -- Investments are stated at value based on the last sale price on the principal exchange on which the security is traded prior to the time the Trust's assets are valued. Investments for which no sale is reported, or which are traded over-the-counter, are valued at the mean between bid and ask prices. Short term securities with 60 days or less to maturity are valued at amortized cost.

          (b) Income taxes -- No provision for Federal income taxes is made since the Trust, under applicable provisions of the Internal Revenue Code, is a Grantor Trust and all its income is taxable to the Holders of participations.

          (c) Other-- Investment transactions are recorded on the trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

          (d) Accounting estimates -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


NOTE 3. DISTRIBUTIONS


     During the year ended December 31, 2000 the distributions from net investment income were $0.24577 per participation and, from realized gains were $0.42040 per participation.

     The amount shown does not reflect the reinvestment, if any, of that portion from the sale of securities (other than stock units) representing the cost of the securities sold which is distributed and then reinvested in additional participations. In addition, any gain on the sale of stock units to provide funds for the redemption of participations is non-distributable and remains a part of the principal account. During the year ended December 31, 2000, the distributions from return of capital were $0.49123 per participation.

     Effective June 1,1998 the Trust amended its Trust indenture requiring that additional shares of common stocks received as a result of a stock split shall remain assets of the Trust.


NOTE 4. TRUSTEE AND SPONSOR FEES


     State Street Bank and Trust Company (the "Trustee") receives an annual Trustee fee, as well as fees for acting as custodian and for providing portfolio accounting and record keeping services, which aggregated $174,221 for the year ended December 31, 2000. The Trust pays an administrative fee to the Sponsor equal, on an annual basis, to 0.40% of the average daily net assets of the

PILGRIM CORPORATE LEADERS TRUST FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Trust. Prior to July 26, 2000, the Sponsor of the Trust was Lexington Management Corporation. Effective on July 26, 2000, Lexington Global Asset Managers, Inc., the parent of Lexington Management Corporation, Inc. was acquired by ReliaStar Financial Corp. ("ReliaStar"). In conjunction with the acquisition and following approval by the Trustee, Pilgrim Investments, Inc., an indirect, wholly owned subsidiary of ReliaStar, was appointed to the role of Sponsor to the Trust effective July 26, 2000 and the Trust changed its name to Pilgrim Corporate Leaders Trust Fund.

     On September 1, 2000, ING Groep N.V. acquired ReliaStar. In conjunction with the acquisition, the sponsor changed its name to ING Pilgrim Investments, Inc. effective September 8, 2000.


NOTE 5. INVESTMENT TRANSACTIONS


     During the year ended December 31,2000, the proceeds of sales of investment securities, other than short-term obligations, were $126,668,289. Purchases of securities during the period were $20,305,980.

     The cost of investment securities as well as realized security gains and losses are based on the identified cost basis. The cost of investments for Federal income taxes is the same as that reported in the Trust's financial statements.

     As  of  December  31,  2000,  net  unrealized   appreciation  of  portfolio
securities was $41,594,281, comprised of unrealized appreciation of $69,074,382 and unrealized depreciation of $27,480,101.


NOTE 6. SOURCE OF NET ASSETS


     As of December 31, 2000, the Trust's net assets were comprised of the following amounts:

     Net amounts paid in and reinvested by holders net of
      terminations and return of capital payments ..............    $125,867,291
     Cumulative amount of non-distributable realized gains
      retained in principal account ............................     176,138,882
     Unrealized appreciation in value of securities ............      41,594,281
                                                                    ------------
     Principal account .........................................     343,600,454
     Income and distributable fund .............................         364,198
                                                                    ------------
         Total net assets ......................................    $343,964,652
                                                                    ============


NOTE 7. PARTICIPATIONS ISSUED AND REDEEMED

     During the periods indicated, participations were issued and redeemed as follows:


                                                                      Number of Participations
                                                                    ---------------------------
                                                                    Year Ended       Year Ended
                                                                    December 31,     December 31,
                                                                       2000             1999
                                                                    ----------       ----------
     Issued on payments from holders .........................       1,858,679        2,391,797
     Issued on reinvestment of dividends and distributions....       1,393,352          724,515
     Redeemed ................................................      (7,555,664)      (7,202,045)
                                                                    ----------       ----------
        Net (decrease) .......................................      (4,301,633)      (4,085,733)
                                                                    ==========       ==========

PILGRIM CORPORATE LEADERS TRUST FUND


PORTFOLIO OF INVESTMENTS as of December 31, 2000
--------------------------------------------------------------------------------

           Securities                  Number of Shares        Cost             Market Value
           ----------                  ----------------        ----             ------------
CONSUMER PRODUCTS: (11.6%)
Eastman Kodak Co. .....................    228,500         $ 16,976,825         $  8,997,188
Fortune Brands, Inc. ..................    228,500            7,764,661            6,855,000
Gallaher Group PLC ....................    228,500            4,355,062            5,626,813
Proctor & Gamble Co. ..................    228,500           17,018,985           17,922,969
                                                           ------------         ------------
                                                             46,115,533           39,401,970
                                                           ------------         ------------
OIL INTERNATIONAL: (18.3%)
Chevron Corp. .........................    228,500           16,179,349           19,293,969
Exxon Mobil Corp. .....................    530,400           28,816,493           46,111,650
                                                           ------------         ------------
                                                             44,995,842           65,405,619
                                                           ------------         ------------
CHEMICAL & Fertilizers: (6.7%)
DuPont (E.I.) de Nemours & Co..........    228,500           13,333,341           11,039,406
Union Carbide Corp. ...................    228,500           10,676,956           12,296,156
                                                           ------------         ------------
                                                             24,010,297           23,335,562
                                                           ------------         ------------
ELECTRICAL EQUIPMENT: (11.7%)
General Electric Co. ..................    764,300           15,968,167           36,638,631
                                                           ------------         ------------

BROADCASTING: (4.9%)
Viacom Inc. Class B* ..................    228,500            5,161,557           10,682,375
                                                           ------------         ------------

RETAILING: (3.1%)
Sears, Roebuck & Co. ..................    228,500           11,364,006            7,940,375
Venator Group, Inc* ...................    228,500            4,686,093            3,541,750
                                                           ------------         ------------
                                                             16,050,099           11,482,125
                                                           ------------         ------------
UTILITIES: (6.3%)
American Corp. ........................    228,500            9,048,125           10,582,406
Consolidated Edison Co NY .............    228,500            7,680,534            4,570,000
PG&E ..................................    228,500            5,895,387            8,797,250
                                                           ------------         ------------
                                                             22,624,046           23,949,656
                                                           ------------         ------------
RAILROADS: (6.8%)
Burlington Northern Sante Fe...........    616,242           18,404,641           17,447,351
Union Pac Corp. .......................    228,500           13,573,677           11,596,375
                                                           ------------         ------------
                                                             31,978,318           29,043,726
                                                           ------------         ------------
ENERGY: (11.3%)
Andarko Pete Corp. ....................     67,875            3,569,091            4,824,555
Nisource Inc. .........................    503,908           12,644,941           15,495,171
USX Marathon Group ....................    228,500            6,369,625            6,340,875
                                                           ------------         ------------
                                                             22,583,657           26,660,601
                                                           ------------         ------------
MISC. INDUSTRIAL: (5.1%)
Honeywell International ...............    228,500            9,554,901           10,810,906
Praxair Inc. ..........................    228,500           10,958,262           10,139,688
                                                           ------------         ------------
                                                             20,513,163           20,950,594
                                                           ------------         ------------
COMMUNICATIONS: (7.3%)
AT&T Corp. ............................    387,400           11,393,434            6,706,863
Lucent Technologies, Inc. .............    190,300            4,504,338            2,569,319
                                                           ------------         ------------
                                                             15,897,772            9,276,182
                                                           ------------         ------------
FINANCIAL: (6.8%)
CitiGroup Inc. ........................    521,966           15,987,198           26,652,889
                                                           ------------         ------------
                                                           $281,885,649         $323,479,930
                                                           ============         ============

* Non Income producing

See Accompanying Notes to Financial Statements.

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the Fund in the:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

Please write or call for a free copy of the current Annual/Semi-Annual reports or other Fund information, or to make shareholder inquiries:

The Pilgrim Funds
7337 East Doubletree Ranch
Road Scottsdale, AZ
85258-2034

1-800-992-0180

Or visit our website at www.pilgrimfunds.com

This information may also be reviewed or obtained from the U.S. Securities and Exchange Commission (SEC). In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file number is 811-0091.

CLTPROS0501-050101

                                     PART II

                       ADDITIONAL INFORMATION NOT INCLUDED
                                IN THE PROSPECTUS

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement on Form S-6 is comprised of the following papers and documents:

       The facing sheet.
       The Prospectus consisting of 27 pages.
       Additional information not included in the Prospectus (Part II). The undertaking to file reports.
       The signatures.

       Written consents of the following persons: PricewaterhouseCoopers LLP

The following exhibits:

1(a).  Amended  and  Restated  Trust  Indenture  between  Lexington   Management
       Corporation, as Sponsor, and State Street Bank and Trust Company, as Trustee, effective as of November 14, 1989.

1(b). Amendment to the Amended and Restated Trust Indenture of Lexington Corporate Leaders Trust Fund, dated April 23, 1993.

1(c). Amendment to the Amended and Restated Trust Indenture of Lexington Corporate Leaders Trust Fund, dated June 1, 1998.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 42 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona, on the 25th day of April, 2001.

                                          PILGRIM CORPORATE LEADERS TRUST FUND


                                          /s/ James M. Hennessy
                                          --------------------------------------
                                          James M. Hennessy
                                          President and Chief Executive Officer
                                          ING Pilgrim Investments, LLC


                                          /s/ Michael J. Roland
                                          --------------------------------------
                                          Michael J. Roland
                                          Senior Vice President and Principal
                                          Financial Officer
                                          ING Pilgrim Investments, LLC

                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the use in this Registration Statement on Form S-6 of our report dated January 12, 2001, relating to the financial statements and financial highlights which appear in such Registration Statement. We also consent to the references to us under the headings "Financial Highlights" and "Independent Accountants" in such Registration Statement.


/s/ PricewaterhouseCoopers LLP

New York, NY
April 23, 2001